Subsequent Events (Details Textual) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended			7 Months Ended	12 Months Ended
	May 10, 2017	Mar. 01, 2017	Jan. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Jul. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Aug. 10, 2015	May 31, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights							$ 0.75		$ 0.37	$ 0.56		$ 0.01	$ 0.21	$ 0.37
Preferred Stock, Par or Stated Value Per Share									0.001
Share Price						$ 0.88	$ 1.00		$ 0.88	$ 1.00	$ 1.00	$ 1.14		$ 1.00
Proceeds from Related Party Debt						$ 0	$ 90,000		$ 140,000	$ 200,000
Interest Expense, Total						16,431	$ 226,384		$ 1,104,557	$ 752,948
Scenario, Forecast [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.75				$ 0.75
Debt Conversion, Converted Instrument, Shares Issued					295,000
Warrants Issued				60,000
Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Stock Issued During Period, Value, New Issues						$ 700,000
Preferred Stock, Par or Stated Value Per Share						$ 0.001			$ 0.001
Series B Preferred Stock [Member] | Scenario, Forecast [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.00%				6.00%
Stock Issued During Period, Shares, New Issues				2,405,000
Stock Issued During Period, Value, New Issues				$ 2,405,000
Preferred Stock, Par or Stated Value Per Share				$ 1.00				$ 1.00
Conversion of Stock, Amount Issued				$ 5,000,000
Share Price				$ 2.00				2.00
Common Stock, Dividends, Per Share, Declared				0.75
Subsequent Event [Member]
Subsequent Event [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights				$ 0.75				$ 0.75
Debt Conversion, Converted Instrument, Shares Issued					295,000
Warrants Issued								60,000
Stock Issued During Period, Shares, Issued for Services		162,500
Subsequent Event [Member] | Maximum [Member]
Subsequent Event [Line Items]
Warrant Expiration Date								Mar. 08, 2020
Subsequent Event [Member] | Minimum [Member]
Subsequent Event [Line Items]
Warrant Expiration Date								Mar. 06, 2020
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Proceeds from Related Party Debt			$ 100,000
Interest Expense, Total			$ 6,000
Subsequent Event [Member] | Series B Preferred Stock [Member]
Subsequent Event [Line Items]
Debt Instrument, Interest Rate, Stated Percentage				6.00%				6.00%
Stock Issued During Period, Shares, New Issues	700,000							3,105,000
Stock Issued During Period, Value, New Issues								$ 3,105,000
Preferred Stock, Par or Stated Value Per Share				$ 1.00				$ 1.00
Conversion of Stock, Amount Issued								$ 5,000,000
Share Price				$ 2.00				$ 2.00
Common Stock, Dividends, Per Share, Declared								$ 0.75